FREIGHT RECEIVABLES (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Balance at begining of period	$ 0.5	$ 0.2
Balance at end of period	0.0	0.5	$ 0.2
Accumulated impairment
Disclosure of financial assets [line items]
Balance at begining of period	2.6	1.7	0.0
Addition from business combinations	0.0	0.0	1.9
Provisions for the year	0.6	1.9	0.5
Provisions reversed during the year	(1.9)	(1.0)	(0.7)
Balance at end of period	$ 1.3	$ 2.6	$ 1.7